SERIES G DEBENTURES (Schedule of Maturities of Debentures Series G) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Repayment schedule (carrying amount):
Total	$ 230,972	$ 283,765
Accretion of carrying amount to principal amount	(409)
Carrying amount	$ 64,082
Series G Debentures [Member]
Debt Instrument [Line Items]
Interest rate	2.79%
Repayment schedule (carrying amount):
2021	$ 42,996
2022	21,495
Total	$ 64,491